Accrued Liabilities and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
7.	Accrued Liabilities and Other Long-Term Liabilities

Accrued Liabilities

	December 31, 2015 $	December 31, 2014 $
Voyage and vessel expenses	168,120	163,155
Interest	66,110	60,064
Payroll and benefits and other	88,239	100,606
Deferred revenue - current	76,883	66,027
Loan from affiliates	12,426	4,907
Liabilities associated with assets held for sale	500	—

	412,278	394,759

Schedule of Other Long-Term Liabilities

Other Long-Term Liabilities

	December 31, 2015 $	December 31, 2014 $
Deferred revenues and gains	248,984	253,639
Guarantee liability	26,467	24,880
Asset retirement obligation	25,484	25,006
Pension liabilities	14,953	31,365
Contingent consideration liability	6,225	18,969
Unrecognized tax benefits and deferred income tax	21,967	21,779
Other	8,298	7,451

	352,378	383,089